BANK LOANS AND FACILITIES (Tables)	12 Months Ended
Dec. 31, 2013
BANK LOANS AND FACILITIES
Schedule of bank loans

	December 31,
	2012	2013
BOC (SZ)
- Interest rate at Benchmark Rate, denominated in RMB	$8,998,429	$6,701,689
CCB(SZ)
- Interest rate in a range between 95% to 160% of Benchmark Rate, denominated in RMB	—	19,638,649
Total bank loans	8,998,429	26,340,338
Less: Amount due within one year shown under current liabilities	8,998,429	26,340,338
Amount due after one year shown under noncurrent liabilities	$—	$—